CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
OPERATING ACTIVITIES
Net income	$ 28,116	$ 22,902	$ 57,469	$ 46,017
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	1,363	1,301	2,628	2,546
Amortization of intangible assets	15,484	16,086	30,158	31,134
Stock-based compensation expense	4,451	3,736	7,370	6,523
Other non-cash operating activities	(148)	68	72	51
Deferred tax expense (recovery)	(1,869)	1,324	(1,061)	3,838
Changes in operating assets and liabilities	4,614	982	4,230	722
Cash provided by operating activities	52,011	46,399	100,866	90,831
INVESTING ACTIVITIES
Additions to property and equipment	(2,180)	(1,786)	(3,383)	(3,422)
Acquisition of subsidiaries, net of cash acquired		(61,096)	(142,700)	(103,988)
Cash used in investing activities	(2,180)	(62,882)	(146,083)	(107,410)
FINANCING ACTIVITIES
Payment of debt issuance costs			(39)	(66)
Issuance of common shares for cash, net of issuance costs	566	111	6,021	499
Payment of withholding taxes on net share settlements			(4,886)
Payment of contingent consideration	(6,320)	(5,215)	(6,320)	(5,215)
Cash used in financing activities	(5,754)	(5,104)	(5,224)	(4,782)
Effect of foreign exchange rate changes on cash	1,145	(1,162)	1,465	(3,046)
Increase (decrease) in cash	45,222	(22,749)	(48,976)	(24,407)
Cash, beginning of period	182,187	211,779	276,385	213,437
Cash, end of period	227,409	189,030	227,409	189,030
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	$ 14,352	$ 3,709	$ 22,570	$ 7,803